Document and Entity Information (USD $)	11 Months Ended
	Mar. 31, 2012	Jun. 12, 2012	Oct. 31, 2011
Document Information [Line Items]
Document Type	10-KT
Amendment Flag	false
Document Period End Date	Mar. 31, 2012
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY
Trading Symbol	MFLR
Entity Registrant Name	MAYFLOWER BANCORP INC
Entity Central Index Key	0001381639
Current Fiscal Year End Date	--03-31
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Smaller Reporting Company
Entity Common Stock, Shares Outstanding		2,063,953
Entity Public Float			$ 14,200,000